Schedule of Investments
(unaudited)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.4%
Boeing Co. (The)
2.75% , 02/01/26 ................... USD 25 $ 24,657
2.20% , 02/04/26 ................... 75 73,679
5.04% , 05/01/27 ................... 105 105,598
5.15% , 05/01/30 ................... 100 100,819
6.53% , 05/01/34 ................... 50 53,377
5.71% , 05/01/40 ................... 62 59,716
5.81% , 05/01/50
(a)
.................. 75 70,289
6.86% , 05/01/54 ................... 35 37,384
5.93% , 05/01/60 ................... 50 46,356
HEICO Corp., 5.35%, 08/01/33 .......... 15 15,094
Howmet Aerospace, Inc., 3.00%, 01/15/29 ... 45 42,717
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................... 64 63,831
5.35% , 06/01/34 ................... 50 50,269
5.05% , 04/27/45
(a)
.................. 50 45,456
Leidos, Inc., 4.38%, 05/15/30 ........... 26 25,331
Northrop Grumman Corp.
3.25% , 01/15/28 ................... 100 97,263
4.90% , 06/01/34 ................... 25 24,557
4.03% , 10/15/47 ................... 88 68,281
5.25% , 05/01/50
(a)
.................. 25 23,033
RTX Corp.
4.13% , 11/16/28 ................... 115 113,744
2.25% , 07/01/30 ................... 10 8,930
5.15% , 02/27/33 ................... 30 30,199
6.10% , 03/15/34
(a)
.................. 50 53,255
4.50% , 06/01/42 ................... 70 60,521
4.15% , 05/15/45 ................... 35 28,023
4.63% , 11/16/48 ................... 35 29,380
2.82% , 09/01/51 ................... 55 32,847
6.40% , 03/15/54
(a)
.................. 30 32,021
Textron, Inc., 2.45%, 03/15/31 ........... 35 30,546
1,447,173
Air Freight & Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 05/06/29
(a)
...... 35 35,822
Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd.
3.25% , 03/01/32
(a)
.................. 45 39,516
3.10% , 12/01/51 ................... 30 17,211
4.15% , 05/01/52 ................... 21 14,429
BorgWarner, Inc.
2.65% , 07/01/27 ................... 36 34,591
5.40% , 08/15/34 ................... 25 24,879
4.38% , 03/15/45 ................... 25 19,925
Lear Corp., 5.25%, 05/15/49
(a)
........... 12 9,945
160,496
Automobiles — 0.7%
Ford Motor Co.
7.45% , 07/16/31 ................... 100 106,017
4.75% , 01/15/43 ................... 40 29,911
General Motors Co.
6.13% , 10/01/25
(a)
.................. 15 15,048
6.60% , 04/01/36 ................... 65 66,868
6.25% , 10/02/43 ................... 35 33,346
6.75% , 04/01/46 ................... 30 29,899
281,089
Security
Par (000)
Par (000) Value
Banks — 4.1%
Banco Bilbao Vizcaya Argentaria SA, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.70%), 6.14%, 09/14/28
(b)
..... USD 200 $ 205,949
Citigroup, Inc.
4.40% , 06/10/25 ................... 25 24,999
4.60% , 03/09/26 ................... 34 33,942
4.45% , 09/29/27 ................... 75 74,663
4.13% , 07/25/28 ................... 100 98,437
6.63% , 06/15/32 ................... 35 37,684
6.68% , 09/13/43 ................... 24 25,442
4.75% , 05/18/46 ................... 50 41,581
Citizens Financial Group, Inc.
3.25% , 04/30/30 ................... 25 23,058
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(b)
. 25 25,534
2.64% , 09/30/32 ................... 25 20,464
Comerica, Inc., 4.00%, 02/01/29 .......... 30 29,015
Fifth Third Bancorp
(SOFR Index + 2.19%), 6.36% , 10/27/28
(b)
. 45 46,593
(SOFR Index + 2.13%), 4.77% , 07/28/30
(b)
. 40 39,866
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(b)
. 60 61,626
8.25% , 03/01/38 ................... 10 11,689
HSBC Holdings plc, 6.50%, 05/02/36 ....... 145 154,465
Huntington Bancshares, Inc.
(b)
(1-day SOFR + 2.02%), 6.21% , 08/21/29 .. 35 36,479
(SOFR Index + 1.87%), 5.71% , 02/02/35 .. 30 30,156
KeyCorp
2.55% , 10/01/29 ................... 35 31,887
(SOFR Index + 2.06%), 4.79% , 06/01/33
(b)
. 53 50,579
Regions Financial Corp.
(b)
(1-day SOFR + 1.49%), 5.72% , 06/06/30 .. 50 51,160
(1-day SOFR + 2.06%), 5.50% , 09/06/35 .. 30 29,468
Santander Holdings USA, Inc.
3.45% , 06/02/25 ................... 75 75,000
(1-day SOFR + 2.33%), 5.81% , 09/09/26
(b)
. 39 39,073
(1-day SOFR + 2.50%), 6.17% , 01/09/30
(b)
. 85 87,825
Truist Financial Corp., 3.88%, 03/19/29
(a)
.... 35 33,950
Wells Fargo & Co.
4.10% , 06/03/26 ................... 15 14,922
4.30% , 07/22/27 ................... 120 119,399
5.61% , 01/15/44 ................... 63 59,306
4.90% , 11/17/45 ................... 70 59,605
4.75% , 12/07/46 ................... 70 58,030
1,731,846
Beverages — 0.8%
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34 20 20,340
Constellation Brands, Inc.
3.70% , 12/06/26 ................... 38 37,555
3.15% , 08/01/29 ................... 35 32,960
4.75% , 05/09/32 ................... 33 32,342
3.75% , 05/01/50 ................... 37 26,178
Keurig Dr Pepper, Inc.
4.60% , 05/25/28 ................... 45 45,152
Series 31* , 2.25% , 03/15/31
(a)
.......... 83 72,371
3.35% , 03/15/51 ................... 55 35,927
Molson Coors Beverage Co.
5.00% , 05/01/42 ................... 25 22,347
4.20% , 07/15/46 ................... 35 27,399
352,571
Biotechnology — 2.1%
Amgen, Inc.
2.60% , 08/19/26 ................... 25 24,476
2.20% , 02/21/27 ................... 135 130,057
1.65% , 08/15/28 ................... 15 13,769
2.45% , 02/21/30 ................... 60 54,419

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
2.30% , 02/25/31 ................... USD 105 $ 92,138
5.25% , 03/02/33 ................... 90 90,840
2.80% , 08/15/41 ................... 80 56,501
4.40% , 05/01/45 ................... 60 49,795
4.66% , 06/15/51 ................... 110 91,667
2.77% , 09/01/53 ................... 104 59,877
5.75% , 03/02/63 ................... 45 42,600
Baxalta, Inc., 5.25%, 06/23/45 ........... 47 42,775
Biogen, Inc.
4.05% , 09/15/25 ................... 37 36,972
2.25% , 05/01/30 ................... 40 35,437
3.15% , 05/01/50 ................... 31 18,916
3.25% , 02/15/51
(a)
.................. 38 23,423
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 ................... 22 18,856
2.80% , 09/15/50 ................... 30 17,201
899,719
Broadline Retail — 0.3%
eBay, Inc.
1.40% , 05/10/26 ................... 25 24,272
3.60% , 06/05/27 ................... 49 48,254
2.70% , 03/11/30 ................... 40 36,692
3.65% , 05/10/51 ................... 30 20,912
130,130
Building Products — 0.9%
Carlisle Cos., Inc., 3.75%, 12/01/27 ........ 49 47,990
Carrier Global Corp.
2.49% , 02/15/27 ................... 61 59,111
2.70% , 02/15/31 ................... 75 67,430
5.90% , 03/15/34 ................... 24 25,225
3.58% , 04/05/50 ................... 58 41,388
Johnson Controls International plc
2.00% , 09/16/31 ................... 29 24,543
4.50% , 02/15/47 ................... 25 20,524
Owens Corning
5.70% , 06/15/34 ................... 20 20,420
4.30% , 07/15/47 ................... 20 15,746
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ....................... 35 34,408
Trane Technologies Global Holding Co. Ltd.,
5.75%, 06/15/43 .................. 25 24,576
381,361
Capital Markets — 3.5%
Apollo Debt Solutions BDC, Series WI*, 6.70%,
07/29/31 ....................... 40 41,080
Ares Capital Corp.
2.15% , 07/15/26 ................... 70 67,834
2.88% , 06/15/28 ................... 65 60,624
Ares Strategic Income Fund, 6.20%, 03/21/32 . 35 34,772
Blackstone Private Credit Fund
3.25% , 03/15/27 ................... 50 48,334
6.00% , 01/29/32 ................... 50 49,919
Blackstone Secured Lending Fund
2.75% , 09/16/26
(a)
.................. 25 24,237
2.13% , 02/15/27 ................... 50 47,519
2.85% , 09/30/28 ................... 33 30,455
Blue Owl Capital Corp., 3.40%, 07/15/26 .... 43 42,097
CI Financial Corp., 3.20%, 12/17/30 ....... 30 26,106
Deutsche Bank AG, (1-day SOFR + 2.52%),
7.15%, 07/13/27
(b)
................. 155 158,669
FS KKR Capital Corp., 3.13%, 10/12/28 ..... 35 31,704
Goldman Sachs Group, Inc. (The)
4.25% , 10/21/25 ................... 37 36,971
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.45% , 05/01/36 ................... USD 25 $ 26,325
6.75% , 10/01/37 ................... 110 118,189
5.15% , 05/22/45 ................... 60 52,828
Golub Capital BDC, Inc., 2.50%, 08/24/26 .... 25 24,190
HPS Corporate Lending Fund, 5.95%, 04/14/32 25 24,679
Jefferies Financial Group, Inc.
5.88% , 07/21/28 ................... 40 41,058
2.63% , 10/15/31 ................... 45 38,394
6.25% , 01/15/36 ................... 20 20,401
LPL Holdings, Inc., 6.00%, 05/20/34 ....... 20 20,293
Moody's Corp.
4.25% , 08/08/32 ................... 30 29,023
3.75% , 02/25/52 ................... 40 28,988
Morgan Stanley
5.00% , 11/24/25 ................... 15 15,014
4.35% , 09/08/26 ................... 45 44,808
3.95% , 04/23/27 ................... 43 42,607
Nasdaq, Inc.
3.85% , 06/30/26 ................... 25 24,803
1.65% , 01/15/31
(a)
.................. 35 29,799
3.25% , 04/28/50 ................... 35 22,805
5.95% , 08/15/53 ................... 20 19,839
Nomura Holdings, Inc., 2.61%, 07/14/31 ..... 210 182,621
1,506,985
Chemicals — 2.1%
Albemarle Corp., 4.65%, 06/01/27 ......... 41 40,516
CF Industries, Inc.
5.15% , 03/15/34 ................... 45 43,621
5.38% , 03/15/44 ................... 35 31,570
Dow Chemical Co. (The)
7.38% , 11/01/29
(a)
.................. 22 24,182
2.10% , 11/15/30 ................... 78 67,518
4.25% , 10/01/34 ................... 15 13,465
4.38% , 11/15/42 ................... 55 43,282
4.80% , 05/15/49 ................... 15 11,870
3.60% , 11/15/50 ................... 45 29,425
DuPont de Nemours, Inc.
4.73% , 11/15/28 ................... 60 60,725
5.32% , 11/15/38 ................... 28 28,569
5.42% , 11/15/48 ................... 35 34,366
Eastman Chemical Co.
4.50% , 12/01/28 ................... 34 33,844
5.63% , 02/20/34 ................... 20 19,996
4.65% , 10/15/44 ................... 35 28,830
FMC Corp.
3.45% , 10/01/29 ................... 16 14,731
4.50% , 10/01/49 ................... 25 17,817
International Flavors & Fragrances, Inc., 5.00%,
09/26/48
(a)
...................... 10 8,161
LYB International Finance III LLC
2.25% , 10/01/30 ................... 25 21,797
5.50% , 03/01/34
(a)
.................. 15 14,631
3.38% , 10/01/40
(a)
.................. 25 17,894
4.20% , 05/01/50 ................... 40 28,575
3.80% , 10/01/60 ................... 30 18,663
Mosaic Co. (The), 4.05%, 11/15/27 ........ 30 29,592
Nutrien Ltd.
4.90% , 03/27/28 ................... 15 15,152
2.95% , 05/13/30 ................... 22 20,206
3.95% , 05/13/50 ................... 30 21,710
PPG Industries, Inc., 3.75%, 03/15/28 ...... 15 14,727
Sherwin-Williams Co. (The)
3.45% , 06/01/27 ................... 63 61,822
4.50% , 06/01/47 ................... 45 36,863

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Westlake Corp.
5.00% , 08/15/46
(a)
.................. USD 15 $ 12,578
3.13% , 08/15/51 ................... 25 14,778
881,476
Commercial Services & Supplies — 0.1%
Veralto Corp., 5.45%, 09/18/33 .......... 30 30,436
Communications Equipment — 0.3%
Motorola Solutions, Inc.
4.60% , 02/23/28 ................... 22 21,994
2.75% , 05/24/31 ................... 35 30,987
5.60% , 06/01/32 ................... 21 21,570
Nokia OYJ, 4.38%, 06/12/27 ............ 50 49,622
124,173
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35% , 01/15/32 ................... 25 21,045
3.05% , 10/01/41 ................... 25 17,255
38,300
Construction Materials — 0.4%
Martin Marietta Materials, Inc.
3.50% , 12/15/27 ................... 65 63,426
3.20% , 07/15/51 ................... 50 31,745
Vulcan Materials Co.
3.50% , 06/01/30 ................... 49 46,467
4.50% , 06/15/47 ................... 22 18,223
159,861
Consumer Finance — 3.5%
AerCap Ireland Capital DAC, 6.15%, 09/30/30 . 180 190,025
Ally Financial, Inc.
4.75% , 06/09/27 ................... 11 11,001
2.20% , 11/02/28 ................... 40 36,516
8.00% , 11/01/31 ................... 55 61,513
Capital One Financial Corp.
4.10% , 02/09/27 ................... 90 89,219
3.75% , 03/09/27 ................... 50 49,352
3.65% , 05/11/27 ................... 80 78,643
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 .. 210 213,209
General Motors Financial Co., Inc.
6.05% , 10/10/25 ................... 60 60,131
1.25% , 01/08/26 ................... 135 132,298
2.35% , 02/26/27 ................... 90 86,076
5.00% , 04/09/27 ................... 47 47,010
2.70% , 08/20/27 ................... 50 47,542
4.90% , 10/06/29 ................... 50 49,354
5.85% , 04/06/30
(a)
.................. 35 35,755
2.35% , 01/08/31 ................... 170 144,731
6.10% , 01/07/34 ................... 40 40,172
5.95% , 04/04/34 ................... 25 24,817
Synchrony Financial
4.50% , 07/23/25 ................... 36 35,976
5.15% , 03/19/29 ................... 35 34,706
2.88% , 10/28/31 ................... 27 22,964
1,491,010
Consumer Staples Distribution & Retail — 1.3%
Dollar General Corp.
3.88% , 04/15/27 ................... 35 34,504
3.50% , 04/03/30 ................... 32 29,935
5.45% , 07/05/33 ................... 10 10,032
4.13% , 04/03/50 ................... 15 10,842
Dollar Tree, Inc., 4.20%, 05/15/28 ......... 40 39,325
Kroger Co. (The)
2.65% , 10/15/26 ................... 85 83,007
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
2.20% , 05/01/30 ................... USD 35 $ 31,213
1.70% , 01/15/31 ................... 75 63,648
4.45% , 02/01/47 ................... 53 42,757
3.95% , 01/15/50 ................... 79 58,175
Sysco Corp.
3.30% , 07/15/26 ................... 30 29,602
5.95% , 04/01/30 ................... 40 42,009
5.40% , 03/23/35 ................... 35 34,970
6.60% , 04/01/50 ................... 30 31,720
3.15% , 12/14/51 ................... 45 27,970
569,709
Containers & Packaging — 0.8%
Amcor Flexibles North America, Inc.
2.63% , 06/19/30 ................... 25 22,404
2.69% , 05/25/31 ................... 40 35,232
Avery Dennison Corp., 2.25%, 02/15/32 ..... 20 16,675
Berry Global, Inc.
1.57% , 01/15/26 ................... 25 24,501
5.50% , 04/15/28 ................... 25 25,434
5.65% , 01/15/34 ................... 25 25,183
International Paper Co., 4.40%, 08/15/47 .... 50 39,220
Packaging Corp. of America, 3.05%, 10/01/51 . 30 18,155
Sonoco Products Co.
2.85% , 02/01/32
(a)
.................. 28 24,281
5.75% , 11/01/40 ................... 25 24,271
WRKCo, Inc.
4.90% , 03/15/29 ................... 40 40,241
3.00% , 06/15/33 ................... 45 38,587
334,184
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ....... 30 25,779
LKQ Corp., 6.25%, 06/15/33 ............ 15 15,638
41,417
Diversified REITs — 0.4%
American Assets Trust LP, 6.15%, 10/01/34 ... 30 29,418
Digital Realty Trust LP, 3.70%, 08/15/27 ..... 65 63,956
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ....................... 25 25,359
GLP Capital LP
5.75% , 06/01/28 ................... 31 31,579
5.30% , 01/15/29 ................... 25 25,017
VICI Properties LP, 5.63%, 05/15/52 ....... 17 15,254
190,583
Diversified Telecommunication Services — 5.5%
AT&T, Inc.
1.70% , 03/25/26 ................... 55 53,719
4.25% , 03/01/27 ................... 25 24,920
2.30% , 06/01/27 ................... 100 95,966
2.75% , 06/01/31 ................... 125 111,635
2.55% , 12/01/33 ................... 70 57,497
5.40% , 02/15/34 ................... 40 40,516
4.50% , 05/15/35 ................... 105 98,717
3.50% , 06/01/41 ................... 35 26,774
3.10% , 02/01/43 ................... 25 17,522
4.50% , 03/09/48 ................... 95 77,012
3.65% , 06/01/51 ................... 30 20,832
3.50% , 09/15/53 ................... 174 115,179
3.55% , 09/15/55
(a)
.................. 115 76,079
3.80% , 12/01/57 ................... 95 65,152
3.65% , 09/15/59 ................... 155 101,613
Bell Telephone Co. of Canada or Bell Canada
5.20% , 02/15/34 ................... 25 24,688
4.46% , 04/01/48 ................... 50 39,406

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
British Telecommunications plc, 9.63%,
12/15/30
(c)
...................... USD 60 $ 73,172
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(c)
................. 77 90,255
Orange SA
9.00% , 03/01/31
(c)
.................. 55 66,477
5.38% , 01/13/42 ................... 35 33,158
Sprint Capital Corp., 6.88%, 11/15/28 ....... 87 93,111
Telefonica Emisiones SA, 7.05%, 06/20/36 ... 35 38,253
TELUS Corp.
3.40% , 05/13/32 ................... 20 17,850
4.60% , 11/16/48 ................... 25 19,865
Verizon Communications, Inc.
4.13% , 03/16/27 ................... 15 14,931
4.33% , 09/21/28 ................... 76 75,865
1.68% , 10/30/30 ................... 135 115,668
2.55% , 03/21/31 ................... 141 124,910
2.36% , 03/15/32 ................... 85 72,339
5.05% , 05/09/33 ................... 65 65,081
4.40% , 11/01/34 ................... 25 23,430
3.40% , 03/22/41 ................... 75 56,677
4.86% , 08/21/46 ................... 70 61,132
2.88% , 11/20/50
(a)
.................. 90 54,675
3.55% , 03/22/51 ................... 115 80,352
2.99% , 10/30/56 ................... 120 70,253
3.70% , 03/22/61 ................... 75 50,463
2,345,144
Electric Utilities — 4.5%
AEP Texas, Inc.
5.45% , 05/15/29 ................... 15 15,349
Series I , 2.10% , 07/01/30 ............. 25 21,870
5.25% , 05/15/52 ................... 20 17,414
American Electric Power Co., Inc.
5.95% , 11/01/32 ................... 20 20,872
5.63% , 03/01/33 ................... 25 25,547
Arizona Public Service Co., 4.35%, 11/15/45 .. 25 19,781
Duke Energy Corp.
4.85% , 01/05/29 ................... 15 15,153
2.45% , 06/01/30 ................... 90 80,864
5.75% , 09/15/33 ................... 50 51,764
3.75% , 09/01/46 ................... 43 30,863
3.50% , 06/15/51 ................... 35 23,123
5.80% , 06/15/54 ................... 25 23,769
Edison International, 6.95%, 11/15/29 ...... 45 46,691
Emera US Finance LP, 4.75%, 06/15/46 ..... 29 23,394
Entergy Corp.
1.90% , 06/15/28 ................... 25 23,192
2.40% , 06/15/31 ................... 40 34,803
Evergy, Inc., 2.90%, 09/15/29 ........... 35 32,587
Eversource Energy
2.90% , 03/01/27 ................... 80 77,760
5.50% , 01/01/34 ................... 55 54,799
Exelon Corp.
3.95% , 06/15/25 ................... 54 53,998
5.15% , 03/15/28 ................... 38 38,662
4.05% , 04/15/30 ................... 46 44,803
4.70% , 04/15/50 ................... 30 24,450
5.60% , 03/15/53
(a)
.................. 30 27,952
FirstEnergy Corp., Series C, 3.40%, 03/01/50 .. 35 22,953
Interstate Power and Light Co., 5.60%, 06/29/35 25 25,103
NextEra Energy Capital Holdings, Inc.
4.45% , 06/20/25 ................... 27 26,992
5.75% , 09/01/25 ................... 25 25,065
1.88% , 01/15/27 ................... 15 14,389
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.90% , 03/15/29 ................... USD 15 $ 15,134
2.25% , 06/01/30 ................... 135 120,092
5.25% , 03/15/34 ................... 20 19,870
5.25% , 02/28/53 ................... 25 22,347
5.90% , 03/15/55 ................... 25 24,188
Pacific Gas & Electric Co.
3.50% , 06/15/25 ................... 25 24,983
3.45% , 07/01/25 ................... 25 24,972
3.15% , 01/01/26 ................... 25 24,779
2.10% , 08/01/27 ................... 50 47,109
4.55% , 07/01/30 ................... 60 58,048
3.25% , 06/01/31 ................... 55 48,804
6.40% , 06/15/33 ................... 30 30,908
5.80% , 05/15/34 ................... 30 29,687
4.00% , 12/01/46 ................... 40 27,959
4.95% , 07/01/50 ................... 70 55,416
3.50% , 08/01/50 ................... 40 25,314
6.75% , 01/15/53 ................... 28 27,876
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 20 19,792
Southern Co. (The)
5.50% , 03/15/29 ................... 75 77,653
5.70% , 10/15/32 ................... 25 25,925
5.70% , 03/15/34 ................... 25 25,739
4.40% , 07/01/46 ................... 55 44,409
Southwestern Electric Power Co., Series N,
1.65%, 03/15/26 .................. 35 34,239
Xcel Energy, Inc.
1.75% , 03/15/27 ................... 50 47,575
2.60% , 12/01/29 ................... 55 50,343
5.60% , 04/15/35 ................... 25 25,012
1,922,135
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05% , 04/15/28
(a)
.................. 45 46,175
6.40% , 04/15/33 ................... 40 41,370
87,545
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc., 2.95%, 02/15/32 ..... 29 24,777
CDW LLC
3.28% , 12/01/28 ................... 54 51,201
5.10% , 03/01/30 ................... 25 24,987
Corning, Inc.
4.38% , 11/15/57 ................... 25 19,049
5.45% , 11/15/79 ................... 17 14,720
Flex Ltd., 4.88%, 06/15/29 ............. 33 32,890
Jabil, Inc., 3.95%, 01/12/28
(a)
............ 38 37,385
Keysight Technologies, Inc., 3.00%, 10/30/29 .. 26 24,177
TD SYNNEX Corp.
1.75% , 08/09/26 ................... 50 48,110
2.65% , 08/09/31 ................... 30 25,375
Teledyne Technologies, Inc., 2.75%, 04/01/31 . 30 26,695
Trimble, Inc., 6.10%, 03/15/33 ........... 20 20,860
Vontier Corp., 2.95%, 04/01/31 .......... 20 17,526
367,752
Energy Equipment & Services — 0.3%
Halliburton Co.
4.85% , 11/15/35 ................... 50 47,052
7.45% , 09/15/39 ................... 15 17,086
4.50% , 11/15/41 ................... 25 20,670
5.00% , 11/15/45 ................... 15 12,873
NOV, Inc.
(a)
3.60% , 12/01/29 ................... 30 28,479

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
3.95% , 12/01/42 ................... USD 30 $ 21,639
147,799
Entertainment — 0.5%
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 40 24,433
Take-Two Interactive Software, Inc.
3.70% , 04/14/27 ................... 15 14,763
4.00% , 04/14/32 ................... 15 13,998
Warnermedia Holdings, Inc.
4.28% , 03/15/32 ................... 80 67,910
5.05% , 03/15/42 ................... 25 18,021
5.14% , 03/15/52
(a)
.................. 125 81,091
5.39% , 03/15/62 ................... 20 12,862
233,078
Financial Services — 1.8%
Block Financial LLC, 2.50%, 07/15/28 ...... 47 43,788
Corebridge Financial, Inc.
3.65% , 04/05/27 ................... 46 45,281
3.85% , 04/05/29 ................... 40 38,801
4.40% , 04/05/52 ................... 25 19,401
Equitable Holdings, Inc.
4.35% , 04/20/28 ................... 31 30,762
5.59% , 01/11/33 ................... 10 10,190
5.00% , 04/20/48 ................... 27 23,217
Fidelity National Information Services, Inc.
1.15% , 03/01/26 ................... 62 60,416
5.10% , 07/15/32 ................... 30 30,077
3.10% , 03/01/41 ................... 30 21,434
Fiserv, Inc.
3.20% , 07/01/26 ................... 49 48,290
3.50% , 07/01/29 ................... 75 71,473
2.65% , 06/01/30 ................... 35 31,657
5.63% , 08/21/33 ................... 40 40,705
5.15% , 08/12/34 ................... 30 29,353
4.40% , 07/01/49 ................... 40 31,497
Global Payments, Inc.
1.20% , 03/01/26 ................... 95 92,457
3.20% , 08/15/29 ................... 35 32,750
4.15% , 08/15/49 ................... 25 17,981
Jackson Financial, Inc., 4.00%, 11/23/51 ..... 20 13,225
Woodside Finance Ltd.
5.10% , 09/12/34 ................... 25 23,508
5.70% , 09/12/54 ................... 15 13,047
769,310
Food Products — 2.8%
Bunge Ltd. Finance Corp.
3.75% , 09/25/27 ................... 35 34,434
2.75% , 05/14/31 ................... 28 25,060
Campbell's Co. (The)
4.15% , 03/15/28 ................... 38 37,685
2.38% , 04/24/30 ................... 25 22,363
4.75% , 03/23/35 ................... 25 23,589
3.13% , 04/24/50 ................... 25 15,755
Conagra Brands, Inc.
4.60% , 11/01/25 ................... 25 24,999
1.38% , 11/01/27 ................... 67 61,981
5.30% , 11/01/38 ................... 15 14,038
5.40% , 11/01/48 ................... 30 26,418
Flowers Foods, Inc., 5.75%, 03/15/35
(a)
..... 25 25,202
General Mills, Inc.
3.20% , 02/10/27 ................... 55 53,959
2.25% , 10/14/31 ................... 60 51,450
3.00% , 02/01/51
(a)
.................. 27 16,531
Ingredion, Inc., 2.90%, 06/01/30 .......... 25 23,012
Security
Par (000)
Par (000) Value
Food Products (continued)
J M Smucker Co. (The)
2.38% , 03/15/30 ................... USD 25 $ 22,521
4.25% , 03/15/35 ................... 25 22,777
4.38% , 03/15/45 ................... 25 20,093
JBS USA Holding Lux SARL
3.00% , 02/02/29 ................... 15 14,119
3.00% , 05/15/32 ................... 105 90,220
6.50% , 12/01/52 ................... 35 35,511
Kellanova
3.40% , 11/15/27 ................... 38 37,177
4.50% , 04/01/46 ................... 17 14,194
Kraft Heinz Foods Co.
3.00% , 06/01/26 ................... 25 24,616
3.75% , 04/01/30 ................... 25 23,941
5.00% , 07/15/35
(a)
.................. 65 62,983
6.50% , 02/09/40 ................... 23 24,088
4.38% , 06/01/46 ................... 120 94,726
McCormick & Co., Inc.
0.90% , 02/15/26 ................... 41 39,995
1.85% , 02/15/31
(a)
.................. 26 22,098
Mondelez International, Inc.
3.00% , 03/17/32 ................... 55 48,963
2.63% , 09/04/50 ................... 40 23,130
Tyson Foods, Inc.
4.35% , 03/01/29 ................... 75 74,090
5.10% , 09/28/48 ................... 40 34,984
1,186,702
Gas Utilities — 0.1%
National Fuel Gas Co., 2.95%, 03/01/31 ..... 25 22,068
Ground Transportation — 0.8%
Canadian Pacific Railway Co.
1.75% , 12/02/26 ................... 35 33,648
2.05% , 03/05/30 ................... 25 22,271
3.50% , 05/01/50 ................... 20 13,868
3.10% , 12/02/51 ................... 65 41,654
6.13% , 09/15/2115 ................. 10 9,735
Norfolk Southern Corp.
4.45% , 03/01/33 ................... 30 28,804
3.05% , 05/15/50 ................... 90 56,828
5.35% , 08/01/54
(a)
.................. 30 27,999
3.16% , 05/15/55 ................... 55 34,041
Ryder System, Inc., 5.25%, 06/01/28 ....... 40 40,737
Uber Technologies, Inc., 4.80%, 09/15/34 .... 50 48,329
357,914
Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.
1.92% , 02/01/27 ................... 46 43,993
3.95% , 04/01/30 ................... 35 33,816
2.54% , 02/01/32
(a)
.................. 40 34,294
3.13% , 12/01/51 ................... 35 21,567
Becton Dickinson & Co.
3.70% , 06/06/27 ................... 25 24,607
4.69% , 02/13/28 ................... 46 46,185
2.82% , 05/20/30 ................... 25 22,828
1.96% , 02/11/31 ................... 44 37,650
4.67% , 06/06/47 ................... 40 33,293
3.79% , 05/20/50 ................... 30 21,518
GE HealthCare Technologies, Inc., 5.65%,
11/15/27 ....................... 115 117,984
Koninklijke Philips NV
6.88% , 03/11/38 ................... 20 21,428
5.00% , 03/15/42 ................... 25 21,861
Smith & Nephew plc, 2.03%, 10/14/30 ...... 46 39,848

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Solventum Corp.
5.45% , 02/25/27 ................... USD 25 $ 25,310
5.45% , 03/13/31 ................... 50 51,186
5.60% , 03/23/34 ................... 25 25,192
5.90% , 04/30/54
(a)
.................. 35 33,547
Stryker Corp.
1.15% , 06/15/25 ................... 15 14,983
3.50% , 03/15/26 ................... 55 54,658
4.25% , 09/11/29 ................... 35 34,722
4.63% , 09/11/34
(a)
.................. 25 24,164
5.20% , 02/10/35 ................... 50 49,998
4.63% , 03/15/46 ................... 40 34,445
Zimmer Biomet Holdings, Inc.
3.05% , 01/15/26 ................... 35 34,738
2.60% , 11/24/31 ................... 23 20,057
5.20% , 09/15/34 ................... 25 24,663
948,535
Health Care Providers & Services — 6.5%
Aetna, Inc.
6.63% , 06/15/36 ................... 14 14,770
3.88% , 08/15/47 ................... 25 17,596
Cardinal Health, Inc.
3.41% , 06/15/27 ................... 30 29,410
4.37% , 06/15/47 ................... 25 19,783
Cencora, Inc.
2.80% , 05/15/30 ................... 40 36,728
5.15% , 02/15/35 ................... 50 49,563
4.30% , 12/15/47
(a)
.................. 30 23,676
Centene Corp.
2.45% , 07/15/28 ................... 40 36,844
4.63% , 12/15/29 ................... 125 120,927
2.63% , 08/01/31
(a)
.................. 70 59,250
Cigna Group (The)
1.25% , 03/15/26 ................... 25 24,387
4.38% , 10/15/28 ................... 138 137,130
2.38% , 03/15/31 ................... 75 65,486
5.40% , 03/15/33 ................... 55 55,893
5.25% , 02/15/34 ................... 35 34,939
4.80% , 07/15/46 ................... 50 42,363
3.40% , 03/15/50 ................... 25 16,332
3.40% , 03/15/51 ................... 88 57,176
CVS Health Corp.
3.88% , 07/20/25 ................... 65 64,877
5.00% , 02/20/26 ................... 36 36,034
2.88% , 06/01/26 ................... 40 39,277
1.30% , 08/21/27
(a)
.................. 30 27,881
4.30% , 03/25/28 ................... 90 88,964
5.13% , 02/21/30 ................... 65 65,349
2.13% , 09/15/31 ................... 35 29,296
5.25% , 02/21/33 ................... 48 47,327
4.78% , 03/25/38 ................... 100 88,849
5.05% , 03/25/48 ................... 110 91,642
5.63% , 02/21/53 ................... 74 65,803
6.05% , 06/01/54
(a)
.................. 50 47,268
Elevance Health, Inc.
1.50% , 03/15/26 ................... 75 73,264
5.15% , 06/15/29 ................... 30 30,573
2.55% , 03/15/31 ................... 47 41,537
5.38% , 06/15/34 ................... 50 50,119
4.38% , 12/01/47 ................... 35 27,779
3.13% , 05/15/50 ................... 75 47,289
3.60% , 03/15/51 ................... 85 58,190
HCA, Inc.
5.25% , 06/15/26 ................... 35 35,033
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.13% , 03/15/27 ................... USD 80 $ 77,981
4.13% , 06/15/29 ................... 60 58,392
3.50% , 09/01/30 ................... 75 69,942
5.60% , 04/01/34 ................... 75 75,421
5.13% , 06/15/39 ................... 40 36,686
5.50% , 06/15/47 ................... 30 27,148
5.25% , 06/15/49 ................... 50 43,286
3.50% , 07/15/51
(a)
.................. 54 34,737
5.95% , 09/15/54 ................... 50 47,083
Humana, Inc.
1.35% , 02/03/27 ................... 25 23,809
3.70% , 03/23/29 ................... 60 57,566
5.95% , 03/15/34
(a)
.................. 35 35,474
3.95% , 08/15/49 ................... 40 27,780
Laboratory Corp. of America Holdings
1.55% , 06/01/26 ................... 36 34,958
2.70% , 06/01/31 ................... 25 22,204
4.80% , 10/01/34 ................... 35 33,602
4.70% , 02/01/45 ................... 20 16,925
Quest Diagnostics, Inc.
4.20% , 06/30/29 ................... 41 40,492
2.80% , 06/30/31 ................... 50 44,725
Universal Health Services, Inc.
2.65% , 10/15/30 ................... 50 43,901
2.65% , 01/15/32 ................... 30 24,982
2,775,698
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 ................... 68 54,910
4.00% , 02/01/50 ................... 15 10,685
5.15% , 04/15/53 ................... 25 21,073
Healthcare Realty Holdings LP, 3.75%, 07/01/27 59 57,691
Healthpeak OP LLC
2.13% , 12/01/28 ................... 45 41,353
3.00% , 01/15/30 ................... 57 52,792
Omega Healthcare Investors, Inc., 3.25%,
04/15/33 ....................... 25 21,151
Sabra Health Care LP, 3.20%, 12/01/31 ..... 45 39,152
Ventas Realty LP
4.00% , 03/01/28 ................... 15 14,746
4.75% , 11/15/30 ................... 49 48,728
362,281
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ............ 50 51,714
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP, Series H, 3.38%,
12/15/29 ....................... 25 23,148
Hotels, Restaurants & Leisure — 2.4%
Darden Restaurants, Inc., 6.30%, 10/10/33 ... 40 42,318
Expedia Group, Inc.
5.00% , 02/15/26 ................... 20 19,999
3.25% , 02/15/30 ................... 30 27,988
2.95% , 03/15/31 ................... 35 31,437
Hyatt Hotels Corp., 5.75%, 03/30/32 ....... 25 25,197
Las Vegas Sands Corp., 6.00%, 08/15/29 .... 30 30,433
Marriott International, Inc.
5.00% , 10/15/27 ................... 93 94,166
4.80% , 03/15/30 ................... 30 30,037
Series GG , 3.50% , 10/15/32 ........... 75 66,958
5.50% , 04/15/37 ................... 25 24,409
McDonald's Corp.
3.30% , 07/01/25 ................... 36 35,943
3.70% , 01/30/26
(a)
.................. 25 24,885

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
3.80% , 04/01/28 ................... USD 15 $ 14,817
3.60% , 07/01/30 ................... 80 76,604
4.95% , 08/14/33
(a)
.................. 35 35,257
4.95% , 03/03/35 ................... 35 34,524
6.30% , 03/01/38 ................... 20 21,513
4.88% , 12/09/45 ................... 42 37,190
3.63% , 09/01/49 ................... 70 49,883
5.45% , 08/14/53 ................... 30 28,316
Starbucks Corp.
4.75% , 02/15/26 ................... 68 68,225
2.00% , 03/12/27 ................... 75 71,786
2.55% , 11/15/30 ................... 55 49,148
3.00% , 02/14/32 ................... 25 22,242
5.00% , 02/15/34 ................... 25 24,698
4.45% , 08/15/49 ................... 21 16,750
3.50% , 11/15/50 ................... 46 30,986
1,035,709
Household Durables — 0.2%
Leggett & Platt, Inc., 3.50%, 11/15/27 ....... 50 48,180
Lennar Corp., 4.75%, 11/29/27 ........... 28 28,077
76,257
Household Products — 0.2%
Church & Dwight Co., Inc.
5.60% , 11/15/32 ................... 25 25,986
5.00% , 06/15/52 ................... 25 21,730
Clorox Co. (The), 1.80%, 05/15/30 ........ 43 37,557
85,273
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The), 2.45%, 01/15/31
(a)
....... 45 38,528
Constellation Energy Generation LLC
5.60% , 03/01/28 ................... 35 36,075
5.80% , 03/01/33 ................... 15 15,588
6.25% , 10/01/39 ................... 20 20,782
5.60% , 06/15/42 ................... 20 19,187
5.75% , 03/15/54 ................... 10 9,522
139,682
Insurance — 2.8%
Allstate Corp. (The)
3.28% , 12/15/26 ................... 15 14,737
1.45% , 12/15/30 ................... 25 21,100
5.25% , 03/30/33 ................... 55 55,734
3.85% , 08/10/49 ................... 25 18,415
American International Group, Inc.
5.13% , 03/27/33 ................... 55 55,057
4.38% , 06/30/50 ................... 55 44,526
Aon Corp.
2.85% , 05/28/27 ................... 25 24,276
2.80% , 05/15/30 ................... 47 43,056
3.90% , 02/28/52 ................... 38 27,364
Aon Global Ltd.
3.88% , 12/15/25 ................... 70 69,774
4.75% , 05/15/45 ................... 46 39,216
Aon North America, Inc., 5.45%, 03/01/34 .... 50 50,536
Arch Capital Group Ltd., 3.64%, 06/30/50 .... 35 24,755
Arthur J Gallagher & Co.
5.00% , 02/15/32 ................... 75 74,184
5.75% , 07/15/54 ................... 60 57,249
Athene Holding Ltd.
6.15% , 04/03/30 ................... 10 10,495
3.50% , 01/15/31 ................... 18 16,683
5.88% , 01/15/34 ................... 25 25,287
Brighthouse Financial, Inc., 4.70%, 06/22/47
(a)
. 15 11,315
Security
Par (000)
Par (000) Value
Insurance (continued)
Brown & Brown, Inc.
2.38% , 03/15/31 ................... USD 30 $ 25,981
4.95% , 03/17/52 ................... 15 12,467
CNA Financial Corp., 3.45%, 08/15/27 ...... 60 58,569
CNO Financial Group, Inc., 6.45%, 06/15/34 .. 35 36,098
Enstar Group Ltd., 3.10%, 09/01/31 ........ 45 39,874
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52
(a)
...................... 40 24,079
F&G Annuities & Life, Inc., 6.25%, 10/04/34
(a)
.. 30 28,988
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 ................... 35 31,982
6.10% , 03/15/55 ................... 25 23,478
Fidelity National Financial, Inc., 3.40%, 06/15/30 30 27,640
Hartford Insurance Group, Inc. (The)
2.80% , 08/19/29 ................... 28 26,094
3.60% , 08/19/49 ................... 20 14,296
2.90% , 09/15/51 ................... 20 12,221
Lincoln National Corp.
3.05% , 01/15/30 ................... 22 20,359
7.00% , 06/15/40 ................... 22 23,951
Markel Group, Inc.
5.00% , 04/05/46 ................... 15 12,882
3.45% , 05/07/52 ................... 40 25,911
Old Republic International Corp., 3.85%,
06/11/51 ....................... 20 13,778
Unum Group, 4.13%, 06/15/51 ........... 15 10,853
Willis North America, Inc.
4.50% , 09/15/28 ................... 32 31,878
3.88% , 09/15/49 ................... 42 30,078
1,215,216
IT Services — 0.2%
Kyndryl Holdings, Inc.
2.05% , 10/15/26 ................... 18 17,360
4.10% , 10/15/41 ................... 15 11,578
VeriSign, Inc., 2.70%, 06/15/31 .......... 52 45,708
74,646
Leisure Products — 0.1%
Hasbro, Inc., 3.55%, 11/19/26 ........... 35 34,386
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc., 2.30%, 03/12/31 ... 44 38,446
Revvity, Inc., 1.90%, 09/15/28 ........... 47 43,064
81,510
Machinery — 1.1%
CNH Industrial Capital LLC
1.88% , 01/15/26 ................... 15 14,780
1.45% , 07/15/26 ................... 50 48,217
4.55% , 04/10/28 ................... 15 14,950
Flowserve Corp., 2.80%, 01/15/32 ........ 25 21,144
Fortive Corp., 4.30%, 06/15/46 ........... 20 15,807
IDEX Corp., 2.63%, 06/15/31
(a)
........... 30 26,336
Ingersoll Rand, Inc.
5.40% , 08/14/28 ................... 35 35,947
5.70% , 08/14/33 ................... 40 41,115
nVent Finance SARL, 4.55%, 04/15/28 ...... 50 49,799
Otis Worldwide Corp.
2.29% , 04/05/27
(a)
.................. 50 48,024
2.57% , 02/15/30 ................... 49 44,715
3.11% , 02/15/40 ................... 35 26,178
Stanley Black & Decker, Inc.
4.25% , 11/15/28 ................... 35 34,534
4.85% , 11/15/48 ................... 25 20,286

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp.,
4.70%, 09/15/28
(c)
................. USD 48 $ 48,127
489,959
Media — 2.6%
Charter Communications Operating LLC
4.91% , 07/23/25 ................... 29 28,994
3.75% , 02/15/28 ................... 25 24,392
2.25% , 01/15/29 ................... 15 13,711
2.80% , 04/01/31 ................... 65 57,047
4.40% , 04/01/33 ................... 60 55,264
6.38% , 10/23/35 ................... 35 35,941
6.48% , 10/23/45 ................... 60 57,787
5.38% , 05/01/47 ................... 50 41,998
5.75% , 04/01/48
(a)
.................. 67 58,825
3.70% , 04/01/51 ................... 70 45,088
3.90% , 06/01/52 ................... 45 29,696
3.85% , 04/01/61 ................... 75 46,238
3.95% , 06/30/62 ................... 35 21,761
Discovery Communications LLC
3.95% , 03/20/28 ................... 85 81,152
5.20% , 09/20/47 ................... 45 31,456
Fox Corp.
4.71% , 01/25/29 ................... 65 65,136
6.50% , 10/13/33 ................... 15 16,040
5.48% , 01/25/39 ................... 35 33,510
5.58% , 01/25/49 ................... 30 27,509
Interpublic Group of Cos., Inc. (The)
2.40% , 03/01/31 ................... 18 15,780
5.40% , 10/01/48 ................... 30 26,989
Omnicom Group, Inc.
3.60% , 04/15/26 ................... 25 24,814
2.60% , 08/01/31
(a)
.................. 42 36,818
Paramount Global
4.95% , 01/15/31 ................... 45 43,576
6.88% , 04/30/36 ................... 10 10,166
4.38% , 03/15/43 ................... 25 18,188
5.85% , 09/01/43 ................... 10 8,609
4.95% , 05/19/50 ................... 25 18,868
Time Warner Cable LLC
6.55% , 05/01/37 ................... 20 20,141
7.30% , 07/01/38 ................... 25 26,595
6.75% , 06/15/39 ................... 45 45,632
5.50% , 09/01/41 ................... 60 52,788
1,120,509
Metals & Mining — 0.8%
ArcelorMittal SA
4.25% , 07/16/29 ................... 73 71,303
7.00% , 10/15/39
(c)
.................. 5 5,420
6.35% , 06/17/54
(a)
.................. 15 14,653
Barrick North America Finance LLC, 5.70%,
05/30/41 ....................... 40 39,028
Freeport-McMoRan, Inc.
5.40% , 11/14/34 ................... 25 24,903
5.45% , 03/15/43 ................... 35 32,358
Kinross Gold Corp., 6.25%, 07/15/33 ....... 20 21,062
Newmont Corp.
2.80% , 10/01/29 ................... 25 23,459
2.25% , 10/01/30 ................... 35 31,271
2.60% , 07/15/32 ................... 51 44,537
4.88% , 03/15/42 ................... 35 31,747
Steel Dynamics, Inc., 3.25%, 01/15/31 ...... 25 22,936
362,677
Security
Par (000)
Par (000) Value
Multi-Utilities — 1.7%
Ameren Corp.
5.00% , 01/15/29 ................... USD 15 $ 15,171
3.50% , 01/15/31 ................... 35 32,638
CenterPoint Energy, Inc., 5.40%, 06/01/29 ... 30 30,833
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30 ............ 90 84,442
5.45% , 03/15/35 ................... 25 24,730
Series B , 3.30% , 04/15/41 ............. 34 24,426
DTE Energy Co.
2.85% , 10/01/26 ................... 35 34,216
5.10% , 03/01/29 ................... 30 30,412
5.85% , 06/01/34 ................... 25 25,719
National Grid plc, 5.42%, 01/11/34 ........ 25 25,153
NiSource, Inc.
3.49% , 05/15/27 ................... 35 34,309
3.60% , 05/01/30 ................... 45 42,831
5.35% , 04/01/34 ................... 25 25,050
4.38% , 05/15/47 ................... 60 48,000
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 ................... 41 42,237
2.45% , 11/15/31 ................... 27 23,345
Puget Energy, Inc.
2.38% , 06/15/28 ................... 10 9,379
5.73% , 03/15/35
(d)
.................. 25 24,753
Sempra
3.40% , 02/01/28 ................... 52 50,565
3.80% , 02/01/38 ................... 15 12,145
4.00% , 02/01/48 ................... 30 21,664
WEC Energy Group, Inc., 2.20%, 12/15/28 ... 53 48,917
710,935
Office REITs — 0.3%
Boston Properties LP
3.65% , 02/01/26 ................... 25 24,799
2.75% , 10/01/26 ................... 20 19,457
2.90% , 03/15/30 ................... 30 27,178
3.25% , 01/30/31
(a)
.................. 40 36,061
107,495
Oil, Gas & Consumable Fuels — 10.2%
APA Corp., 5.10%, 09/01/40
(d)
........... 25 20,256
Boardwalk Pipelines LP
5.95% , 06/01/26 ................... 18 18,168
3.40% , 02/15/31 ................... 35 31,962
Canadian Natural Resources Ltd.
3.85% , 06/01/27 ................... 35 34,497
6.25% , 03/15/38 ................... 25 25,114
4.95% , 06/01/47 ................... 25 20,436
Cenovus Energy, Inc.
6.75% , 11/15/39 ................... 8 8,411
3.75% , 02/15/52
(a)
.................. 40 26,047
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 45 45,350
2.74% , 12/31/39 ................... 24 19,132
Cheniere Energy Partners LP
3.25% , 01/31/32 ................... 55 48,251
5.95% , 06/30/33 ................... 25 25,556
Cheniere Energy, Inc.
4.63% , 10/15/28 ................... 15 14,848
5.65% , 04/15/34 ................... 35 34,966
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 20 19,050
Continental Resources, Inc., 4.90%, 06/01/44 . 25 19,157
Coterra Energy, Inc., 5.60%, 03/15/34 ...... 20 19,822
DCP Midstream Operating LP, 5.63%, 07/15/27 25 25,445
Devon Energy Corp.
4.50% , 01/15/30 ................... 39 37,957

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.60% , 07/15/41 ................... USD 20 $ 17,960
5.00% , 06/15/45 ................... 35 28,344
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 25 24,518
3.50% , 12/01/29 ................... 70 66,108
5.40% , 04/18/34 ................... 35 34,404
4.25% , 03/15/52 ................... 55 40,169
5.75% , 04/18/54 ................... 25 22,383
Enbridge, Inc.
5.25% , 04/05/27 ................... 15 15,175
5.70% , 03/08/33 ................... 50 51,008
2.50% , 08/01/33 ................... 60 48,880
4.00% , 11/15/49 ................... 85 61,305
Energy Transfer LP
4.75% , 01/15/26
(a)
.................. 50 50,034
5.50% , 06/01/27 ................... 71 71,966
4.00% , 10/01/27 ................... 50 49,330
4.15% , 09/15/29 ................... 36 35,064
3.75% , 05/15/30 ................... 63 59,661
5.75% , 02/15/33 ................... 35 35,666
6.55% , 12/01/33 ................... 30 31,885
5.60% , 09/01/34 ................... 35 34,819
4.90% , 03/15/35 ................... 25 23,414
5.00% , 05/15/44
(c)
.................. 52 43,477
5.15% , 03/15/45 ................... 35 29,751
5.35% , 05/15/45 ................... 50 43,528
6.25% , 04/15/49 ................... 44 41,918
5.00% , 05/15/50 ................... 95 76,752
EQT Corp.
5.70% , 04/01/28 ................... 53 54,127
5.75% , 02/01/34
(a)
.................. 20 20,134
Expand Energy Corp., 5.70%, 01/15/35 ..... 25 24,666
Hess Corp.
7.30% , 08/15/31 ................... 32 35,730
5.60% , 02/15/41 ................... 45 43,613
HF Sinclair Corp., 6.25%, 01/15/35 ........ 25 24,512
Kinder Morgan Energy Partners LP
6.95% , 01/15/38 ................... 55 59,496
5.50% , 03/01/44 ................... 39 35,724
Kinder Morgan, Inc.
4.30% , 06/01/25 ................... 87 87,000
1.75% , 11/15/26 ................... 36 34,591
7.75% , 01/15/32 ................... 25 28,423
5.20% , 06/01/33 ................... 25 24,686
5.55% , 06/01/45 ................... 55 50,500
3.60% , 02/15/51 ................... 55 36,581
Marathon Petroleum Corp.
5.70% , 03/01/35 ................... 25 24,725
6.50% , 03/01/41 ................... 45 45,663
MPLX LP
1.75% , 03/01/26 ................... 57 55,721
4.25% , 12/01/27 ................... 15 14,879
2.65% , 08/15/30 ................... 55 49,193
5.00% , 03/01/33 ................... 50 48,528
4.50% , 04/15/38 ................... 40 34,525
5.50% , 02/15/49 ................... 60 52,728
5.65% , 03/01/53 ................... 35 31,125
Occidental Petroleum Corp.
8.88% , 07/15/30 ................... 45 50,638
7.50% , 05/01/31 ................... 60 64,544
6.45% , 09/15/36 ................... 50 49,086
6.60% , 03/15/46 ................... 35 33,204
ONEOK, Inc.
5.85% , 01/15/26 ................... 20 20,113
4.00% , 07/13/27 ................... 54 53,374
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.35% , 01/15/31 ................... USD 25 $ 26,385
6.10% , 11/15/32 ................... 45 46,843
6.05% , 09/01/33 ................... 75 76,974
4.25% , 09/15/46 ................... 35 25,591
5.20% , 07/15/48 ................... 40 33,678
3.95% , 03/01/50 ................... 55 37,866
6.63% , 09/01/53 ................... 25 25,228
Ovintiv, Inc., 6.50%, 08/15/34 ........... 25 25,056
Phillips 66
4.65% , 11/15/34 ................... 35 32,755
4.88% , 11/15/44 ................... 70 58,865
3.30% , 03/15/52 ................... 5 3,120
Phillips 66 Co.
4.95% , 12/01/27 ................... 30 30,316
3.15% , 12/15/29 ................... 30 28,187
Plains All American Pipeline LP
3.55% , 12/15/29 ................... 45 42,569
5.95% , 06/15/35 ................... 25 24,951
4.70% , 06/15/44 ................... 25 20,052
Sabine Pass Liquefaction LLC
4.20% , 03/15/28 ................... 15 14,861
4.50% , 05/15/30 ................... 80 78,773
South Bow USA Infrastructure Holdings LLC
(d)
4.91% , 09/01/27 ................... 15 15,003
5.58% , 10/01/34 ................... 30 28,916
6.18% , 10/01/54 ................... 25 22,806
Spectra Energy Partners LP, 4.50%, 03/15/45 . 25 20,005
Suncor Energy, Inc.
6.80% , 05/15/38 ................... 20 20,960
3.75% , 03/04/51
(a)
.................. 40 26,863
Targa Resources Corp.
4.20% , 02/01/33 ................... 45 41,158
6.13% , 03/15/33 ................... 25 25,776
5.55% , 08/15/35 ................... 35 34,312
6.25% , 07/01/52 ................... 25 23,968
Targa Resources Partners LP
5.00% , 01/15/28 ................... 15 14,978
6.88% , 01/15/29 ................... 60 61,146
TransCanada PipeLines Ltd.
4.25% , 05/15/28 ................... 50 49,580
6.20% , 10/15/37 ................... 35 35,698
7.63% , 01/15/39 ................... 26 29,698
5.10% , 03/15/49 ................... 45 39,615
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
02/01/26 ....................... 24 24,347
Valero Energy Corp.
4.35% , 06/01/28 ................... 60 59,691
6.63% , 06/15/37 ................... 40 42,000
3.65% , 12/01/51 ................... 35 22,901
Western Midstream Operating LP
4.05% , 02/01/30
(c)
.................. 40 38,003
5.45% , 11/15/34 ................... 20 19,185
5.25% , 02/01/50
(c)
.................. 25 20,296
Williams Cos., Inc. (The)
5.40% , 03/02/26 ................... 25 25,177
3.75% , 06/15/27 ................... 55 54,181
2.60% , 03/15/31 ................... 50 44,238
5.60% , 03/15/35 ................... 50 50,445
6.30% , 04/15/40 ................... 30 31,096
5.10% , 09/15/45 ................... 35 30,659
3.50% , 10/15/51 ................... 60 39,920
4,344,464
Passenger Airlines — 0.0%
Southwest Airlines Co., 5.13%, 06/15/27 ..... 15 15,099

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.9%
Mylan, Inc., 5.20%, 04/15/48 ............ USD 40 $ 30,213
Royalty Pharma plc
1.75% , 09/02/27
(a)
.................. 28 26,344
2.15% , 09/02/31 ................... 15 12,670
3.30% , 09/02/40 ................... 40 29,159
3.55% , 09/02/50 ................... 35 22,757
Utah Acquisition Sub, Inc., 3.95%, 06/15/26 ... 25 24,667
Viatris, Inc.
2.30% , 06/22/27 ................... 50 47,390
2.70% , 06/22/30 ................... 45 39,305
4.00% , 06/22/50 ................... 30 19,202
Zoetis, Inc.
5.40% , 11/14/25 ................... 30 30,123
2.00% , 05/15/30 ................... 62 55,074
4.70% , 02/01/43 ................... 35 31,191
368,095
Professional Services — 0.6%
Broadridge Financial Solutions, Inc., 2.60%,
05/01/31 ....................... 39 34,303
Equifax, Inc.
5.10% , 06/01/28 ................... 15 15,167
3.10% , 05/15/30 ................... 35 32,299
2.35% , 09/15/31 ................... 53 45,508
Jacobs Engineering Group, Inc., 5.90%,
03/01/33
(a)
...................... 25 25,593
Paychex, Inc., 5.35%, 04/15/32 .......... 50 50,711
Verisk Analytics, Inc.
5.25% , 06/05/34 ................... 30 30,084
3.63% , 05/15/50 ................... 20 13,900
247,565
Real Estate Management & Development — 0.1%
CBRE Services, Inc., 2.50%, 04/01/31 ...... 40 34,855
Residential REITs — 0.4%
American Homes 4 Rent LP
3.63% , 04/15/32
(a)
.................. 20 18,173
5.50% , 07/15/34 ................... 15 14,921
Essex Portfolio LP, 2.65%, 03/15/32 ....... 35 29,987
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 .................. 71 65,917
Sun Communities Operating LP, 2.70%, 07/15/31 25 21,815
150,813
Retail REITs — 0.3%
Brixmor Operating Partnership LP
4.13% , 06/15/26 ................... 26 25,863
2.50% , 08/16/31 ................... 40 34,403
Kimco Realty OP LLC
2.70% , 10/01/30 ................... 30 27,207
6.40% , 03/01/34 ................... 25 26,726
NNN REIT, Inc., 5.50%, 06/15/34 ......... 15 15,039
129,238
Semiconductors & Semiconductor Equipment — 3.5%
Broadcom Corp., 3.88%, 01/15/27 ........ 75 74,376
Broadcom, Inc.
(d)
1.95% , 02/15/28 ................... 50 46,936
4.00% , 04/15/29 ................... 60 58,827
2.45% , 02/15/31 ................... 130 114,927
3.42% , 04/15/33 ................... 105 93,670
3.47% , 04/15/34 ................... 80 70,400
3.14% , 11/15/35 ................... 120 99,388
4.93% , 05/15/37 ................... 30 28,600
3.50% , 02/15/41 ................... 65 50,403
3.75% , 02/15/51 ................... 15 10,883
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
3.15% , 05/11/27 ................... USD 15 $ 14,587
1.60% , 08/12/28 ................... 75 68,276
2.00% , 08/12/31
(a)
.................. 75 63,176
5.15% , 02/21/34 ................... 50 48,962
3.73% , 12/08/47 ................... 125 84,832
3.05% , 08/12/51 ................... 150 86,304
3.20% , 08/12/61 ................... 125 68,532
Marvell Technology, Inc.
2.45% , 04/15/28 ................... 50 47,113
2.95% , 04/15/31 ................... 42 37,531
Microchip Technology, Inc., 4.25%, 09/01/25 .. 31 30,947
Micron Technology, Inc.
6.75% , 11/01/29 ................... 41 43,799
4.66% , 02/15/30 ................... 49 48,316
5.65% , 11/01/32 ................... 50 50,092
5.88% , 09/15/33 ................... 25 25,647
3.48% , 11/01/51
(a)
.................. 25 16,403
NXP BV
3.88% , 06/18/26 ................... 21 20,826
4.30% , 06/18/29 ................... 41 40,169
2.65% , 02/15/32 ................... 20 17,038
5.00% , 01/15/33
(a)
.................. 25 24,382
3.25% , 05/11/41 ................... 15 10,626
3.13% , 02/15/42 ................... 15 10,325
3.25% , 11/30/51 ................... 15 9,290
1,515,583
Software — 3.7%
AppLovin Corp., 5.50%, 12/01/34 ......... 25 24,977
Atlassian Corp., 5.50%, 05/15/34 ......... 20 20,178
Autodesk, Inc., 2.40%, 12/15/31 .......... 36 31,014
Oracle Corp.
1.65% , 03/25/26 ................... 41 39,998
2.65% , 07/15/26 ................... 25 24,475
2.80% , 04/01/27 ................... 15 14,571
4.50% , 05/06/28 ................... 50 50,216
2.95% , 04/01/30 ................... 70 64,748
2.88% , 03/25/31 ................... 155 139,701
4.30% , 07/08/34 ................... 35 32,582
5.50% , 08/03/35 ................... 50 50,195
3.80% , 11/15/37 ................... 35 29,194
6.50% , 04/15/38 ................... 65 69,178
3.60% , 04/01/40 ................... 95 74,149
3.65% , 03/25/41 ................... 80 61,417
4.00% , 07/15/46 ................... 85 63,698
3.60% , 04/01/50 ................... 90 61,051
3.95% , 03/25/51 ................... 100 71,669
5.55% , 02/06/53 ................... 15 13,714
3.85% , 04/01/60 ................... 100 66,681
4.10% , 03/25/61
(a)
.................. 135 94,416
Roper Technologies, Inc.
1.00% , 09/15/25 ................... 56 55,483
1.40% , 09/15/27 ................... 91 85,012
4.50% , 10/15/29 ................... 30 29,848
1.75% , 02/15/31 ................... 33 27,984
4.90% , 10/15/34 ................... 35 33,903
Synopsys, Inc.
5.15% , 04/01/35 ................... 75 74,084
5.70% , 04/01/55 ................... 35 33,475
VMware LLC
1.40% , 08/15/26 ................... 50 48,118
3.90% , 08/21/27 ................... 35 34,524
Workday, Inc.
3.50% , 04/01/27 ................... 37 36,360

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
3.80% , 04/01/32 ................... USD 25 $ 23,198
1,579,811
Specialized REITs — 1.8%
American Tower Corp.
3.38% , 10/15/26 ................... 72 70,912
3.80% , 08/15/29 ................... 135 130,260
5.40% , 01/31/35
(a)
.................. 25 25,185
3.10% , 06/15/50 ................... 45 28,461
Crown Castle, Inc.
1.35% , 07/15/25 ................... 25 24,891
3.80% , 02/15/28 ................... 115 112,329
2.10% , 04/01/31 ................... 15 12,679
2.50% , 07/15/31 ................... 50 42,916
2.90% , 04/01/41
(a)
.................. 34 23,713
3.25% , 01/15/51 ................... 20 12,635
CubeSmart LP, 2.25%, 12/15/28 .......... 35 32,312
Equinix, Inc.
1.45% , 05/15/26 ................... 31 30,050
1.80% , 07/15/27 ................... 50 47,368
1.55% , 03/15/28 ................... 50 46,290
2.15% , 07/15/30 ................... 30 26,490
2.95% , 09/15/51 ................... 27 16,187
Extra Space Storage LP, 2.40%, 10/15/31 .... 35 29,820
Weyerhaeuser Co.
4.00% , 11/15/29 ................... 25 24,333
7.38% , 03/15/32 ................... 40 44,833
781,664
Specialty Retail — 1.7%
AutoNation, Inc., 3.85%, 03/01/32 ......... 35 31,648
AutoZone, Inc.
5.10% , 07/15/29 ................... 30 30,566
1.65% , 01/15/31 ................... 25 21,169
4.75% , 08/01/32 ................... 33 32,392
4.75% , 02/01/33 ................... 30 29,180
Best Buy Co., Inc., 1.95%, 10/01/30
(a)
...... 34 29,156
Dick's Sporting Goods, Inc., 4.10%, 01/15/52 .. 10 6,856
Lowe's Cos., Inc.
4.80% , 04/01/26 ................... 50 50,192
2.50% , 04/15/26 ................... 65 64,097
1.70% , 09/15/28 ................... 40 36,715
1.70% , 10/15/30 ................... 61 52,526
5.00% , 04/15/33 ................... 50 49,833
3.70% , 04/15/46 ................... 60 43,514
4.25% , 04/01/52 ................... 50 37,980
5.80% , 09/15/62 ................... 40 37,547
5.85% , 04/01/63 ................... 30 28,488
O'Reilly Automotive, Inc.
3.90% , 06/01/29 ................... 85 82,862
5.00% , 08/19/34 ................... 25 24,342
Tractor Supply Co., 5.25%, 05/15/33 ....... 40 39,928
728,991
Technology Hardware, Storage & Peripherals — 1.7%
Dell International LLC
6.02% , 06/15/26 ................... 34 34,314
5.25% , 02/01/28 ................... 85 86,823
5.30% , 04/01/32 ................... 100 101,562
8.10% , 07/15/36 ................... 25 29,524
3.45% , 12/15/51
(a)
.................. 51 33,796
Hewlett Packard Enterprise Co.
4.90% , 10/15/25
(c)
.................. 58 58,003
4.40% , 09/25/27 ................... 15 14,972
4.85% , 10/15/31 ................... 60 59,507
6.20% , 10/15/35
(c)
.................. 20 20,833
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
6.35% , 10/15/45
(c)
.................. USD 25 $ 25,006
HP, Inc.
2.20% , 06/17/25 ................... 30 29,968
1.45% , 06/17/26 ................... 25 24,186
4.75% , 01/15/28 ................... 20 20,054
4.00% , 04/15/29 ................... 15 14,529
2.65% , 06/17/31 ................... 45 38,946
5.50% , 01/15/33 ................... 25 24,915
6.00% , 09/15/41
(a)
.................. 35 34,131
NetApp, Inc., 2.38%, 06/22/27 ........... 50 47,807
Western Digital Corp., 3.10%, 02/01/32 ..... 15 12,913
711,789
Tobacco — 1.8%
Altria Group, Inc.
4.40% , 02/14/26 ................... 41 40,943
4.80% , 02/14/29 ................... 49 49,187
2.45% , 02/04/32 ................... 50 42,377
5.80% , 02/14/39 ................... 40 39,531
4.50% , 05/02/43 ................... 35 28,460
5.95% , 02/14/49
(a)
.................. 60 58,364
3.70% , 02/04/51 ................... 70 47,347
BAT Capital Corp.
3.56% , 08/15/27 ................... 59 57,658
6.34% , 08/02/30 ................... 80 85,364
2.73% , 03/25/31 ................... 40 35,560
4.74% , 03/16/32 ................... 25 24,423
6.00% , 02/20/34 ................... 50 51,877
4.39% , 08/15/37 ................... 50 43,948
4.54% , 08/15/47 ................... 25 19,686
4.76% , 09/06/49 ................... 35 28,113
5.65% , 03/16/52 ................... 30 27,034
BAT International Finance plc, 1.67%, 03/25/26 25 24,403
Reynolds American, Inc.
4.45% , 06/12/25 ................... 51 50,997
5.85% , 08/15/45 ................... 30 28,296
783,568
Trading Companies & Distributors — 0.8%
Air Lease Corp.
2.88% , 01/15/26
(a)
.................. 62 61,270
2.20% , 01/15/27 ................... 80 77,072
2.10% , 09/01/28 ................... 85 78,730
3.00% , 02/01/30 ................... 25 23,172
2.88% , 01/15/32 ................... 35 30,666
GATX Corp.
4.00% , 06/30/30 ................... 45 43,103
3.10% , 06/01/51
(a)
.................. 25 15,061
6.05% , 06/05/54
(a)
.................. 10 9,751
338,825
Water Utilities — 0.1%
Essential Utilities, Inc.
2.70% , 04/15/30 ................... 10 9,105
5.38% , 01/15/34 ................... 25 24,888
3.35% , 04/15/50 ................... 20 12,780
5.30% , 05/01/52 ................... 15 13,205
59,978
Wireless Telecommunication Services — 3.1%
Rogers Communications, Inc.
3.63% , 12/15/25 ................... 30 29,858
3.20% , 03/15/27 ................... 71 69,441
3.80% , 03/15/32 ................... 25 22,828
5.30% , 02/15/34 ................... 35 34,462
5.00% , 03/15/44 ................... 50 43,525
3.70% , 11/15/49 ................... 80 56,236

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Telefonica Europe BV, 8.25%, 09/15/30 ..... USD 70 $ 80,639
T-Mobile USA, Inc.
1.50% , 02/15/26 ................... 57 55,679
3.75% , 04/15/27 ................... 85 83,864
4.95% , 03/15/28 ................... 35 35,503
3.88% , 04/15/30 ................... 105 101,248
2.55% , 02/15/31 ................... 95 84,064
3.50% , 04/15/31 ................... 45 41,834
5.13% , 05/15/32 ................... 75 75,661
5.05% , 07/15/33 ................... 40 39,672
4.70% , 01/15/35
(a)
.................. 50 47,765
3.00% , 02/15/41 ................... 55 39,225
4.50% , 04/15/50 ................... 75 60,573
3.30% , 02/15/51 ................... 60 39,129
3.40% , 10/15/52 ................... 40 26,232
5.65% , 01/15/53 ................... 30 28,307
3.60% , 11/15/60 ................... 70 45,508
Vodafone Group plc
6.15% , 02/27/37 ................... 43 45,234
5.25% , 05/30/48
(a)
.................. 45 40,499
4.25% , 09/17/50 ................... 55 41,603
5.13% , 06/19/59 ................... 25 21,096
5.75% , 02/10/63 ................... 38 34,618
1,324,303
Total Long-Term Investments — 96 .1%
(Cost: $ 43,244,697 ) ............................... 41,038,059
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(g)
................... 2,290,565 $ 2,291,481
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 1,443,248 1,443,248
Total Short-Term Securities — 8 .8%
(Cost: $ 3,733,960 ) ............................... 3,734,729
Total Investments — 104 .9%
(Cost: $ 46,978,657 ) ............................... 44,772,788
Liabilities in Excess of Other Assets — (4.9) % ............. (2,076,369)
Net Assets — 100.0% ...............................
$ 42,696,419
(a)
All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
Shares
Held at
05/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,004,681 $ — $ (712,986)
(a)
$ (45) $ (169) $ 2,291,481 2,290,565 $ 1,936
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,337,911 105,337
(a)
— — — 1,443,248 1,443,248 16,153 —
$ (45) $ (169) $ 3,734,729 $ 18,089 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
BBB Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 41,038,059 $ — $ 41,038,059
Short-Term Securities
Money Market Funds ...................................... 3,734,729 — — 3,734,729
$ 3,734,729 $ 41,038,059 $ — $ 44,772,788
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate